UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                  FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number:  811-9176


                 AllianceBernstein Select Investor Series, Inc.
               (Exact name of registrant as specified in charter)


             1345 Avenue of the Americas, New York, New York 10105
              (Address of principal executive offices) (Zip code)

                              Mark R. Manley
                    Alliance Capital Management, L.P.
                      1345 Avenue of the Americas
                       New York, New York 10105
               (Name and address of agent for service)


  Registrant's telephone number, including area code:  (800) 221-5672

              Date of fiscal year end:  October 31, 2004

               Date of reporting period:  April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management



AllianceBernstein Select Investor Series
Premier Portfolio

High Net Worth Investors--Capital
Appreciation

Semi-Annual Report--April 30, 2004


Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.


June 21, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Select Investor Series Premier Portfolio (the "Portfolio") for the semi-annual reporting period ended April 30, 2004.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital through all market conditions. The Portfolio invests primarily in a non-diversified portfolio of equity securities of large, intensively researched, high-quality companies that are judged likely to achieve superior earnings growth. To take advantage of investment opportunities in both rising and falling markets and in an effort to enhance returns, the Portfolio may make substantial use of short-selling and other investment practices, such as options, futures, forwards, and leverage. In contrast to most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting substantially all of the Portfolio's net assets. This Portfolio is designed for the sophisticated investor who understands and is willing to assume the risks of the Portfolio's investment strategies.

Investment Results

The following table provides performance data for the Portfolio and its benchmark, the Russell 1000 Growth Index, for the six- and 12-month periods ended April 30, 2004.


-------------------------------------------------------------------------------
INVESTMENT RESULTS*

Periods Ended April 30, 2004
                                              Returns
                                      6 Months       12 Months
--------------------------------------------------------------
AllianceBernstein
  Select Investor
  Series Premier
  Portfolio
    Class A                              -0.61%          11.46%
    Class B                              -0.89%          10.59%
    Class C                              -0.89%          10.75%

Russell 1000
  Growth Index                            4.14%          21.65%


* The Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Portfolio include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The unmanaged Russell 1000 Growth Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Select Investor Series Premier Portfolio.

   Additional investment results appear on pages 4-6.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 1


For the six-month period ended April 30, 2004, the Portfolio underperformed its benchmark, the Russell 1000 Growth Index. The Portfolio underperformed the benchmark due to its overweight positions in the technology, consumer discretionary and utilities sectors, and its underweight position in consumer staples. The Portfolio received positive contribution from its overweight position in the health care management service sector.

For the 12-month period ended April 30, 2004, the Portfolio also underperformed its benchmark. Underperformance during this period was mainly due to the Portfolio's overweight positions in the consumer discretionary and utilities sectors, and its underweight position in consumer staples. Offsetting some of this underperformance was the Portfolio's overweight positions in the financial sector and the health care management service sector. Another contributing factor to the Portfolio's underperformance during the period was that the market favored small capitalization stocks, in sharp contrast to the Portfolio's large capitalization mandate.

Market Review and Investment Strategy

The U.S. equity markets continued to benefit from an improving global gross domestic product. In the U.S., the economy is benefiting from low inflation, low interest rates, a weak U.S. dollar, strong productivity and a stimulative fiscal and monetary policy. This has led to strong corporate profitability, strong corporate cash flow, improving capital expenditures and now an improving job market. Globally, improving economic trends in Asia are also helping. The risks to this improving economic picture continue to be geopolitical tensions, inflation (oil) and consumer spending.

Our strategy during the period was twofold. First, add growth names tied to emerging yet clearly discernable trends (broadband, investment banking), and second, continue to own reliable growth names not dependent on economic factors (health care). During the past 12 months, we increased the Portfolio's exposure to technology, as we believe many of the names will benefit from the improving capital expenditure budgets from corporations. We continued to focus on companies that offer unique product positioning and appear capable of generating strong revenue growth, as well as those management teams that judiciously use their capital to fortify shareholder value.


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


PORTFOLIO SUMMARY
April 30, 2004 (unaudited)

INCEPTION DATES

Class A Shares
7/29/98
Class B Shares
7/29/98
Class C Shares
7/29/98

PORTFOLIO STATISTICS

Net Assets ($mil): $62.6


SECTOR BREAKDOWN*

42.3%  Technology
22.0%  Health Care
14.6%  Consumer Services
12.2%  Finance
 3.1%  Consumer Staples
 2.5%  Capital Goods
 1.9%  Energy
 1.4%  Multi-Industry Companies


* The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 3


INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                NAV Returns          SEC Returns
1 Year                              11.46%              6.66%
5 Years                             -8.34%             -9.14%
Since Inception*                    -3.17%             -3.90%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
1 Year                                                 21.94%
5 Years                                                -8.57%
Since Inception*                                       -3.16%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. This Portfolio employs leverage and specialized hedging techniques in an effort to achieve maximum total return. These techniques are riskier than many investment strategies, and are appropriate only for particularly sophisticated investors who understand and are willing to assume these risks. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 7/29/98.


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


INVESTMENT RESULTS

CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                 NAV Returns        SEC Returns
1 Year                              10.59%              6.59%
5 Years                             -8.99%             -8.99%
Since Inception*                    -3.88%             -3.88%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
1 Year                                                 22.50%
5 Years                                                -8.42%
Since Inception*                                       -3.13%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. This Portfolio employs leverage and specialized hedging techniques in an effort to achieve maximum total return. These techniques are riskier than many investment strategies, and are appropriate only for particularly sophisticated investors who understand and are willing to assume these risks. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 7/29/98.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 5


INVESTMENT RESULTS

CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                  NAV Returns        SEC Returns
1 Year                               10.75%             9.75%
5 Years                              -8.99%            -8.99%
Since Inception*                     -3.88%            -3.88%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
1 Year                                                 25.50%
5 Years                                                -8.42%
Since Inception*                                       -3.13%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. This Portfolio employs leverage and specialized hedging techniques in an effort to achieve maximum total return. These techniques are riskier than many investment strategies, and are appropriate only for particularly sophisticated investors who understand and are willing to assume these risks. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 7/29/98.


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


TEN LARGEST HOLDINGS
April 30, 2004 (unaudited)

Ten Largest Holdings

                                                            Percent of
Company                                      Value          Net Assets
-----------------------------------------------------------------------
Microsoft Corp.                        $ 2,256,793                 3.6%
Cisco Systems, Inc.                      1,978,476                 3.2
Yahoo!, Inc.                             1,952,802                 3.1
Intel Corp.                              1,878,290                 3.0
eBay, Inc.                               1,864,595                 3.0
Viacom, Inc. Cl. B                       1,778,209                 2.8
Anthem, Inc.                             1,709,594                 2.7
Dell, Inc.(a)                            1,692,898                 2.7
St. Jude Medical, Inc.                   1,647,216                 2.6
Electronic Arts, Inc.                    1,418,879                 2.3
                                      $ 18,177,752                29.0%


(a) Adjusted for market value of call options purchased.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 7


PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

Company                                          Shares            Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-77%
Technology-36.8%
Communication Equipment-8.4%
Cisco Systems, Inc.(a)                           94,800     $  1,978,476
Corning, Inc.(a)                                 91,000        1,003,730
Juniper Networks, Inc.(a)                        58,200        1,273,416
Motorola, Inc.                                   16,900          308,425
QUALCOMM, Inc.                                   10,600          662,076
                                                             ------------
                                                               5,226,123
                                                             ------------

Computer Hardware/Storage-3.0%
Dell, Inc.(a)                                    28,800          999,648
EMC Corp.(a)                                     78,200          872,712
                                                             ------------
                                                               1,872,360
                                                             ------------

Computer Services-0.9%
Agilent Technologies, Inc.(a)                    21,300          575,313
                                                             ------------

Internet Infrastructure-3.0%
eBay, Inc.(a)                                    23,360        1,864,595
                                                             ------------

Internet Media-3.1%
Yahoo!, Inc.(a)                                  38,700        1,952,802
                                                             ------------

Semiconductor Capital Equipment-1.0%
Applied Materials, Inc.(a)                       33,500          610,705
                                                             ------------

Semiconductor Components-8.6%
Broadcom Corp. Cl. A(a)                          31,500        1,189,440
Intel Corp.(b)                                   73,000        1,878,290
Marvell Technology Group Ltd. (Bermuda)(a)       26,600        1,030,218
Samsung Electronics Co., Ltd. (GDR)
  (South Korea)(c)                                  972          228,663
Taiwan Semiconductor Manufacturing Co., Ltd.
  (ADR) (Taiwan)(a)                             111,596        1,063,510
                                                             ------------
                                                               5,390,121
                                                             ------------

Software-8.8%
Electronic Arts, Inc.(a)                         28,030        1,418,879
Microsoft Corp.(b)                               86,900        2,256,793
Oracle Corp.(a)                                  54,200          608,124
SAP AG (ADR) (Germany)                            8,800          328,064
Symantec Corp.(a)                                20,200          910,010
                                                             ------------
                                                               5,521,870
                                                             ------------
                                                              23,013,889
                                                             ------------

Healthcare-16.0%
Biotechnology-1.1%
Genentech, Inc.(a)                                2,700          331,560
Gilead Sciences, Inc.(a)                          6,200          377,146
                                                             ------------
                                                                 708,706
                                                             ------------


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


Company                                          Shares            Value
-------------------------------------------------------------------------------
Drugs-2.4%
Forest Laboratories, Inc.(a)(d)                  18,300     $  1,179,984
Teva Pharmaceutical Industries Ltd.
  (ADR) (Israel)                                  5,500          338,580
                                                             ------------
                                                               1,518,564
                                                             ------------

Medical Products-8.1%
Alcon, Inc. (Switzerland)                        11,300          839,025
Boston Scientific Corp.(a)(d)                    33,300        1,371,627
Medtronic, Inc.                                   6,400          322,944
St. Jude Medical, Inc.(a)                        21,600        1,647,216
Zimmer Holdings, Inc.(a)                         10,700          854,395
                                                             ------------
                                                               5,035,207
                                                             ------------

Medical Services-4.4%
Anthem, Inc.(a)(b)                               19,300        1,709,594
Caremark Rx, Inc.(a)                             31,400        1,062,890
                                                             ------------
                                                               2,772,484
                                                             ------------
                                                              10,034,961
                                                             ------------

Consumer Services-11.3%
Broadcasting & Cable-7.0%
News Corp. Ltd. pfd (ADR) (Australia)            27,700          934,875
The E.W. Scripps Co. Cl. A(b)                     9,500        1,002,725
Time Warner, Inc.(a)                             38,600          649,252
Viacom, Inc. Cl. B                               46,008        1,778,209
                                                             ------------
                                                               4,365,061
                                                             ------------

Entertainment & Leisure-1.0%
Carnival Corp. (Panama)                          15,100          644,317
                                                             ------------

Gaming-1.1%
International Game Technology                    18,800          709,512
                                                             ------------

Retail-General Merchandise-2.2%
Bed Bath & Beyond, Inc.(a)                       13,700          508,544
Target Corp.                                     19,900          863,063
                                                             ------------
                                                               1,371,607
                                                             ------------
                                                               7,090,497
                                                             ------------

Finance-8.9%
Banking-Money Centers-2.1%
JP Morgan Chase & Co.                            34,800        1,308,480
                                                             ------------

Brokerage & Money Management-2.5%
Franklin Resources, Inc.                          7,000          383,810
Lehman Brothers Holdings, Inc.                    3,400          249,560
Merrill Lynch & Co., Inc.                        17,000          921,910
                                                             ------------
                                                               1,555,280
                                                             ------------

Insurance-2.2%
The Progressive Corp.                            15,700        1,374,064
                                                             ------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 9


                                              Shares or
Company                                    Contracts(e)            Value
-------------------------------------------------------------------------------
Miscellaneous-2.1%
MBNA Corp.                                       52,680      $ 1,284,338
                                                             ------------
                                                               5,522,162
                                                             ------------

Energy-1.8%
Domestic Producers-0.5%
XTO Energy, Inc.                                 11,900          317,730
                                                             ------------

Oil Service-1.3%
Baker Hughes, Inc.                               12,500          458,500
Nabors Industries Ltd. (Bermuda)(a)               7,200          319,392
                                                             ------------
                                                                 777,892
                                                             ------------
                                                               1,095,622
                                                             ------------

Multi Industry Companies-1.2%
Tyco International Ltd. (Bermuda)                27,800          763,110
                                                             ------------

Consumer Staples-1.0%
Beverages-1.0%
The Coca-Cola Co.                                12,800          647,296
                                                             ------------

Total Common & Preferred Stocks
  (cost $42,949,387)                                          48,167,537
                                                             ------------

CALL OPTIONS PURCHASED(a)-12.7%
American International Group, Inc.
  expiring May '04 @ $45                            319          850,135
Amgen, Inc.
  expiring Jul '04 @ $42.5                          328          460,840
Avon Products, Inc.
  expiring Oct '04 @ $60                            221          519,350
Citigroup, Inc.
  expiring Jun '04 @ $37.5                          423          452,610
Dell, Inc.
  expiring May '04 @ $20                            470          693,250
General Electric Co.
  expiring Jun '04 @ $15                            930        1,390,350
Lowe's Cos., Inc.
  expiring Oct '04 @ $40                            448          555,520
Pfizer, Inc.
  expiring Jan '05 @ $25                            865          942,850
Procter & Gamble Co.
  expiring Jul '04 @ $70                            160          580,000
UnitedHealth Group, Inc.
  expiring Jun '04 @ $35                            350          927,500
Wal-Mart Stores, Inc.
  expiring Jun '04 @ $40                            329          559,300
                                                             ------------

Total Call Options Purchased
  (cost $7,973,732)                                            7,931,705
                                                             ------------


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


                                                                  Value
-------------------------------------------------------------------------------

Total Investments-89.7%
  (cost $50,923,119)                                        $ 56,099,242
Other assets less liabilities-10.3%                            6,462,100
                                                             ------------

Net Assets-100%                                             $ 62,561,342
                                                             ------------


CALL OPTIONS WRITTEN (see Note D)
                                            Exercise    Expiration
Description                  Contracts(e)     Price        Month        Value
-------------------------------------------------------------------------------
CBOE NASDAQ 100 Index
(premiums received $54,558)      14           $1,450      May '04     $(16,800)

FUTURES CONTRACTS SOLD (see Note D)
                                                      Value at
              Number of    Expiration     Original    April 30,      Unrealized
Type          Contracts      Month         Value         2004       Appreciation
-------------------------------------------------------------------------------
NASDAQ 100                   June
Index            7           2004      $1,025,050   $  982,100       $  42,950
S&P 500                      June
Index           22           2004       6,261,075    6,083,550         177,525
                                                                  ------------
                                                                     $ 220,475
                                                                  ------------


(a)  Non-income producing security.

(b) Position, or portion thereof, with an aggregate market value of $3,624,720, has been segregated to collateralize margin deposit for open futures contracts.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, the aggregate market value of this security amounted to $228,663 or 0.4% of net assets.

(d) Positions, or portions thereof, with an aggregate market value of $2,158,150, have been segregated to collateralize written call options.

(e)  One contract relates to 100 shares unless otherwise indicated.

Glossary of Terms:
ADR  -  American Depositary Receipt
GDR  -  Global Depositary Receipt

See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 11


STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $50,923,119)         $ 56,099,242
Receivable for investment securities sold                         9,425,984
Receivable for variation margin on futures contracts                158,839
Interest and dividends receivable                                    28,528
Receivable for capital stock sold                                     6,156
Other assets                                                         10,000
Total assets                                                     65,728,749

Liabilities
Outstanding call option written, at value
  (premiums received $54,558)                                        16,800
Due to custodian                                                  1,645,498
Payable for investment securities purchased                         974,194
Payable for capital stock redeemed                                  274,712
Distribution fee payable                                             44,919
Advisory fee payable                                                 25,161
Accrued expenses                                                    186,123
Total liabilities                                                 3,167,407
Net Assets                                                     $ 62,561,342

Composition of Net Assets
Capital stock, at par                                          $      7,883
Additional paid-in capital                                      178,720,657
Accumulated net investment loss                                    (662,844)
Accumulated net realized loss on investment transactions       (120,938,710)
Net unrealized appreciation of investments                        5,434,356
                                                               $ 62,561,342

Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($20,743,375 / 2,539,760 shares of capital
  stock issued and outstanding)                                     $  8.17
Sales charge--4.25% of public offering price                            .36
Maximum offering price                                              $  8.53

Class B Shares
Net asset value and offering price per share
  ($28,421,882 / 3,631,623 shares of capital
  stock issued and outstanding)                                     $  7.83

Class C Shares
Net asset value and offering price per share
  ($13,396,085 / 1,711,497 shares of capital
  stock issued and outstanding)                                     $  7.83


See notes to financial statements.


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12 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
  of $2,436)                                  $ 132,069
Interest                                          2,960            $  135,029

Expenses
Advisory fee                                    293,742
Distribution fee--Class A                        36,041
Distribution fee--Class B                       167,986
Distribution fee--Class C                        78,348
Transfer agency                                  67,733
Custodian                                        67,065
Administrative                                   52,500
Audit and legal                                  47,312
Printing                                         29,987
Registration                                     19,069
Directors' fees                                  10,000
Miscellaneous                                     8,362
Total expenses                                  878,145
Less: expenses waived by the Adviser
  and the Transfer Agent (see Note B)           (80,266)
Less: expense offset arrangement
  (see Note B)                                       (6)
Net expenses                                                          797,873
Net investment loss                                                  (662,844)

Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
  Investment transactions                                          10,130,206
  Futures contracts                                                  (541,200)
  Written options                                                    (118,939)
Net change in unrealized appreciation/
  depreciation of:
  Investments                                                      (9,410,810)
  Futures contracts                                                   265,475
  Written options                                                     154,554
Net gain on investment transactions                                   479,286

Net Decrease in Net Assets
  from Operations                                                  $ (183,558)


See notes to financial statements.


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ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 13


STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months
                                                  Ended
                                               April 30,            Year Ended
                                                   2004             October 31,
                                            (unaudited)                   2003
                                            -----------             -----------

Increase (Decrease) in Net Assets
from Operations
Net investment loss                          $ (662,844)          $ (1,738,451)
Net realized gain (loss) on investment
  transactions                                9,470,067             (1,059,489)
Net change in unrealized appreciation /
  depreciation of investments                (8,990,781)             9,378,816
Net increase (decrease) in net assets
  from operations                              (183,558)             6,580,876

Capital Stock Transactions
Net decrease                                (18,897,671)           (32,720,228)
Total decrease                              (19,081,229)           (26,139,352)

Net Assets
Beginning of period                          81,642,571            107,781,923

End of period (including accumulated net
  investment loss of $662,844 and $0,
  respectively)                          $   62,561,342           $ 81,642,571


See notes to financial statements.


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14 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Select Investor Series, Inc. (the "Company"), formerly Alliance Select Investor Series, Inc., is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company currently comprised of three portfolios, the Premier Portfolio, the Biotechnology Portfolio and, the Technology Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Premier Portfolio. The Premier Portfolio (the "Fund") offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 15



asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income (or expense on securities sold short) is recorded on the exdividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the exdividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an Investment Advisory Agreement, the Fund pays the Adviser a monthly fee at an annualized rate of 1.10% of the Fund's average daily net assets (the "Basic Fee") and an adjustment to the Basic Fee based upon the investment performance of the Class A shares of the Fund in relation to the investment record of the Russell 1000 Growth Index. Effective December 1, 2003, the Adviser has agreed to waive .10% of the base advisory fee. The Basic Fee may be increased to as much as 1.40% annualized or decreased to as little as ..80% annualized. The fee will equal 1.10% annualized if the performance of Class A shares equals the performance of the Index. The performance period for each month during the year will be a rolling 36 month period ending with the current month.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 17


Effective January 1, 2004, the Adviser began waiving a portion of its Basic Fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. Through April 30, 2004, such waiver amounted to $77,370. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

During the six months ended April 30, 2004, the effective advisory fee, adjusted for investment performance, was at the annualized rate of .59% of the Fund's average daily net assets.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended April 30, 2004, such fees amounted to $52,500.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $24,446 for the six months ended April 30, 2004. During the period, AGIS agreed to waive a portion of its fees for such services. Such waiver amounted to $2,896.

For the six months ended April 30, 2004, the Fund's expenses were reduced by $6 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $40 from the sale of Class A shares and received $26,275 and $715 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2004, amounted to $459,743, of which $3,177 was paid to Sanford C. Bernstein &Co., LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO



Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,821,249 and $1,356,886 for Class B and C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2004, were as follows:

                                             Purchases                  Sales
                                             ----------                --------

Investment securities (excluding
  U.S. government securities)             $ 102,401,952          $ 121,275,919
U.S. government securities                           -0-                    -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding written options and futures) are as follows:

Gross unrealized appreciation                                    $   7,250,478
Gross unrealized depreciation                                       (2,074,355)
Net unrealized appreciation                                      $   5,176,123

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the markets. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 19


2. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value.

Transactions in written options for the six months ended April 30, 2004, were as follows:

                                              Number of               Premiums
                                              Contracts               Received
                                              ---------               --------

Options outstanding at
  October 31, 2003                                  380              $ 310,704
Options written                                     437                392,959
Options terminated in closing purchase
  transactions                                     (449)              (571,506)
Options expired                                    (100)               (22,103)
Options exercised                                  (254)               (55,496)

Options outstanding at
  April 30, 2004                                     14               $ 54,558


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


3. Securities Sold Short

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of replacement. The Fund's obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. In addition, the Fund will consider the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.

NOTE E

Capital Stock

There are 9,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     April 30, 2004  October 31, April 30, 2004    October 31,
                      (unaudited)       2003       (unaudited)        2003
                     ------------  ------------  --------------  --------------
Class A
Shares sold              141,637     5,451,257    $  1,172,992    $ 39,915,590
Shares converted
  from Class B            48,711       100,613         410,471         743,429
Shares redeemed         (826,419)   (6,718,384)     (6,917,061)    (48,932,181)
Net decrease            (636,071)   (1,166,514)   $ (5,333,598)   $ (8,273,162)

Class B
Shares sold               36,854       256,477       $ 293,749    $  1,805,249
Shares converted
  to Class A             (50,721)     (104,298)       (410,471)       (743,429)
Shares redeemed       (1,152,967)   (2,393,036)     (9,261,623)    (16,917,051)
Net decrease          (1,166,834)   (2,240,857)   $ (9,378,345)   $(15,855,231)

Class C
Shares sold               12,920       137,324       $ 103,322       $ 980,508
Shares redeemed         (532,323)   (1,337,563)     (4,289,050)     (9,572,343)
Net decrease            (519,403)   (1,200,239)   $ (4,185,728)   $ (8,591,835)


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ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 21


NOTE F

Risk Involved in Investing in the Fund

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2004.

NOTE H

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending October 31, 2004 will be determined at the end of the current fiscal year. As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $ (126,188,855)(a)
Unrealized depreciation                                          10,205,215(b)
Total accumulated earnings/(deficit)                         $ (115,983,640)

(a) On October 31, 2003, the Fund had a net capital loss carryforward of $126,188,855 of which $87,448,260 expires in the year 2009, $35,160,861 expires in the year 2010 and $3,579,734 which expires in the year 2011.

(b) The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

  (i)   Alliance Capital agreed to establish a $250 million fund (the
        "Reimbursement Fund")         to compensate mutual fund shareholders
        for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

  (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

  (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Company, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Company ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 23


On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Company; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Company as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                        Class A
                                            -----------------------------------------------------------------
                                          Six Months
                                               Ended
                                            April 30,
                                                2004                   Year Ended October 31,
                                         (unaudited)       2003         2002         2001         2000         1999
                                          -----------   -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $ 8.22       $ 7.44       $ 9.19      $ 14.21      $ 14.18       $ 9.53
Income From Investment
  Operations
Net investment loss(a)                          (.06)        (.11)        (.11)        (.09)        (.20)        (.22)
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .01          .89        (1.64)       (4.81)         .35         4.87
Net increase (decrease) in net
  asset value from operations                   (.05)         .78        (1.75)       (4.90)         .15         4.65
Less: Distributions
Distributions from
  net realized gains                              -0-          -0-          -0-        (.12)        (.12)          -0-
Net asset value, end of period                $ 8.17       $ 8.22       $ 7.44       $ 9.19      $ 14.21      $ 14.18
Total Return
Total investment return based on
  net asset value(b)                            (.61)%      10.48%      (19.04)%     (34.77)%       1.02%       48.79%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $20,743      $26,094      $32,325      $58,209     $118,233      $84,657
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.69%(c)     2.16%        1.86%        1.93%        1.69%        2.18%
  Expenses, before waivers/
    reimbursements                              1.91%(c)     2.16%        1.86%        1.93%        1.69%        2.20%
  Expenses, before waivers/
    reimbursements, excluding
    interest expense on
    short sales                                  1.91%(c)     2.16%        1.86%        1.93%        1.69%        2.20%
  Net investment loss, net of
  waivers/reimbursements                       (1.32)%(c)   (1.46)%      (1.19)%       (.82)%      (1.24)%      (1.70)%
Portfolio turnover rate                          177%         285%         198%         345%         174%          87%


See footnote summary on page 27.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 25


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Class B
                                            -----------------------------------------------------------------
                                          Six Months
                                               Ended
                                            April 30,
                                                2004                    Year Ended October 31,
                                         (unaudited)       2003         2002         2001         2000         1999
                                          -----------   -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $ 7.90       $ 7.21       $ 8.97      $ 13.96      $ 14.03       $ 9.49
Income From Investment
  Operations
Net investment loss(a)                          (.08)        (.15)        (.17)        (.17)        (.30)        (.30)
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .01          .84        (1.59)       (4.70)         .35         4.84
Net increase (decrease) in net
  asset value from operations                   (.07)         .69        (1.76)       (4.87)         .05         4.54
Less: Distributions
Distributions from
  net realized gains                              -0-          -0-          -0-        (.12)        (.12)          -0-
Net asset value, end of period                $ 7.83       $ 7.90       $ 7.21       $ 8.97      $ 13.96      $ 14.03
Total Return
Total investment return based on
  net asset value(b)                            (.89)%       9.57%      (19.62)%     (35.18)%        .31%       47.84%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $28,422      $37,919      $50,730      $96,527     $174,402     $115,624
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.42%(c)     2.88%        2.57%        2.64%        2.40%        2.87%
  Expenses, before waivers/
    reimbursements                              2.63%(c)     2.88%        2.57%        2.64%        2.40%        2.89%
  Expenses, before waivers/
    reimbursements, excluding
    interest expense on
    short sales                                 2.63%(c)     2.88%        2.57%        2.64%        2.39%        2.89%
  Net investment loss, net of
  waivers/reimbursements                       (2.05)%(c)   (2.17)%      (1.90)%      (1.54)%      (1.95)%      (2.40)%
Portfolio turnover rate                          177%         285%         198%         345%         174%          87%



See footnote summary on page 27.


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights

                                                                        Class C
                                            -----------------------------------------------------------------
                                          Six Months
                                               Ended
                                            April 30,
                                                2004                       Year Ended October 31,
                                         (unaudited)       2003         2002         2001         2000         1999
                                          -----------   -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $ 7.90       $ 7.21       $ 8.97      $ 13.96      $ 14.03       $ 9.50
Income From Investment
  Operations
Net investment loss(a)                          (.08)        (.15)        (.17)        (.17)        (.31)        (.30)
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .01          .84        (1.59)       (4.70)         .36         4.83
Net increase (decrease) in net
  asset value from operations                   (.07)         .69        (1.76)       (4.87)         .05         4.53
Less: Distributions
Distributions from
  net realized gains                              -0-          -0-          -0-        (.12)        (.12)          -0-
Net asset value, end of period                $ 7.83       $ 7.90       $ 7.21       $ 8.97      $ 13.96      $ 14.03
Total Return
Total investment return based on
  net asset value(b)                            (.89)%       9.57%      (19.62)%     (35.18)%        .31%       47.68%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $13,396      $17,630      $24,727      $59,513     $105,370      $61,517
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.41%(c)     2.88%        2.59%        2.63%        2.39%        2.87%
  Expenses, before waivers/
  reimbursements                                2.63%(c)     2.88%        2.59%        2.63%        2.39%        2.89%
  Expenses, before waivers/
    reimbursements, excluding
    interest expense on
    short sales                                 2.63%(c)     2.88%        2.59%        2.63%        2.39%        2.89%
  Net investment loss, net of
    waivers/reimbursements                     (2.04)%(c)   (2.17)%      (1.93)%      (1.54)%      (1.95)%      (2.40)%
Portfolio turnover rate                          177%         285%         198%         345%         174%          87%


(a) Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Annualized.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 27


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Thomas J. Bardong, Vice President
Thomas Kamp, Vice President
John A. Koltes, Vice President
Daniel Nordby, Vice President
Michael J. Reilly(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1) Member of the Audit Committee.
(2) Mr. Reilly is the person primarily responsible for the day-to-day management of the Portfolio's investment portfolio.

-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

Blended Style Funds

U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds

Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

** Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 29


ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management



(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

SISPPSR0404


ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    EXHIBIT NO.      DESCRIPTION OF EXHIBIT
    -----------      ----------------------
    11 (b) (1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Select Investor Series, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

By:      /s/Mark D. Gersten
         --------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2004